Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation and Use of Estimates
The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP). All significant intercompany transactions and balances between Symetra Life and its subsidiaries have been eliminated. Certain reclassifications have been made to prior year financial information to conform to the current period presentation.
The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates include those used to determine the following: valuation of investments carried at fair value; the balance, recoverability and amortization of deferred policy acquisition costs (DAC) and value of business acquired (VOBA); the liabilities for funds held under deposit contracts, future policy benefits, and policy and contract claims; recoverability of goodwill and intangible assets; and valuation of assets and liabilities under PGAAP. The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates.
Recognition of Insurance Revenue and Related Benefits
The Company’s group insurance policies, which include medical stop-loss, group fixed-benefit insurance, and group life and DI, are short-duration contracts. Group life and DI business includes group life insurance and short- and long-term disability products. Premiums from these products are recognized as revenue when earned over the life of the policy. Policyholder claims are charged to operations as incurred.
Traditional individual life insurance products, including term and whole life insurance products, are long-duration contracts, and the associated premiums and benefits are fixed. Premiums from these products are considered earned and recognized as revenue when due. Reserves are associated with earned premiums such that profits are recognized over the life of the contracts.
Deposits related to universal life (UL) insurance products and investment-type products are credited to policyholder account balances and reflected as liabilities when received, rather than as premium income. Investment-type products include fixed deferred annuities, SPIAs, and structured settlements.
Revenues from UL insurance and investment-type products consist of net investment income on the policyholders’ fund balances, and amounts assessed for cost of insurance, policy administration, and surrender charges. These assessments are recorded in policy fees, contract charges, and other in the consolidated statements of income (loss). Expenses charged to operations for these products include interest credited and claims in excess of related policyholder account balances. These amounts are expensed as incurred.
Revenue from variable annuities, life and COLI products include mortality and expense, policy administration and surrender charges. These fees are charged to policyholders’ accounts based upon the daily net assets of the policyholders’ account values and are recognized as revenue in policy fees, contract charges, and other in the consolidated statements of income (loss) when assessed.
Separate Account Assets and Liabilities
Separate account balances relate to the Company's variable products. Separate account assets are reported at fair value and represent funds that are invested on behalf of the Company’s variable product policyholders. The assets of each separate account are legally segregated and are not subject to claims that arise out of the Company’s other business activities. Investment risks associated with market value changes are borne by the policyholder, except to the extent of death benefits guaranteed by the Company with respect to certain accounts. Net investment income and realized gains and losses accrue directly to the policyholders and are not included in the Company’s revenues. Separate account liabilities represent the policyholders' account balances in the separate account.
For variable annuity contracts with guaranteed minimum death benefits (GMDB), the Company contractually guarantees death benefits that may exceed the policyholder's account balance. The Company reinsures nearly all of the GMDB risk on its variable annuity contracts.
Funds Held Under Deposit Contracts
Funds held under deposit contracts includes liabilities for fixed deferred annuity contracts, fixed indexed annuities (FIA), SPIAs, structured settlement annuities, and universal life policies, including BOLI. For the Successor Company, these liabilities also include PGAAP-related adjustments discussed below.
Liabilities for fixed deferred annuity contracts, and the fixed account portion of FIA and universal life policies are equal to account value, plus additional liabilities for policy benefits accrued but not yet earned, credited, or redeemed. Account value represents the amount available in cash to the policyholder, without regard to any surrender fees. This is computed as deposits net of withdrawals made by the policyholder, plus amounts credited based on contract specifications, less contract fees and charges assessed, plus any additional interest. Policy benefits accrued but not yet earned, credited, or redeemed relate to bonus interest, excess death benefits, and other policy benefits that can be attributed to a specific policy or group of policies.
The liability for the indexed account portion of FIA represents the present value of future estimated guaranteed benefits, as well as an embedded derivative related to expected index credits on these policies. The embedded derivative is recorded at fair value. See Note 6 for further discussion.
For SPIAs and structured settlements, liabilities are based on discounted amounts of estimated future benefits. Future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. For policies issued subsequent to the Merger, contingent future benefits are discounted with pricing mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserves for these policies is set at issue, and interest rates for the pattern vary over time. For the Successor Company, assumptions were reset for policies as of the date of the Merger, as discussed below. As of December 31, 2017, the weighted-average implied interest rate on the business was 4.03% and grades to 5.63% during the next 40 years.
Impact of Purchase Accounting
In conjunction with the Merger, liabilities for in-force business were recorded at fair value and the underlying contracts were considered to be new contracts for measurement and reporting purposes as of the Merger Date. Estimating the fair value of these liabilities required the use of current assumptions relative to future investment yields, mortality, persistency, and other assumptions based on the Company’s historical experience, modified as necessary to reflect anticipated trends. The Company’s assumptions and estimates required significant judgment and, therefore, are inherently uncertain. The Company cannot determine with precision the ultimate amounts that it will pay to its contract holders or the timing of those payments. At the Merger Date, the Company updated the assumptions described above to reflect current best estimates.
Either a VOBA asset or an additional insurance liability was recorded to reflect the difference between the fair value of the liability and the amounts previously established. An additional insurance liability was established for the Company's lines of business related to structured settlement, SPIA, and certain BOLI policies. The liability is reported in funds held under deposit contracts and amortized over the policy period in proportion to the approximate consumption of losses. Amortization is recorded as a reduction of interest credited.
Future Policy Benefits
The Company estimates liabilities for future policy benefits for its traditional individual life policies as the present value of expected future policy benefits less future net premiums. The Company selects the net premiums so that the actuarial present value of future benefits equals the actuarial present value of future premiums. The Company sets the interest, mortality, and persistency assumptions in the year of issue and includes a provision for adverse deviation. The provision for adverse deviation is intended to provide coverage for the risk that actual experience may be worse than locked-in best-estimate assumptions. The Company derives mortality assumptions from both company-specific and industry statistics. Future benefits are discounted at interest rates that vary by year of policy issue. These rates are initially set to be consistent with investment rates at the time of issue, and are graded to a lower rate over time. Assumptions are set at the time each product is introduced and are not updated for actual experience unless the total product liability amount is determined to be inadequate to cover future policy benefits.
The Company estimates liabilities for future policy benefits for group long-term disability policies as the present value of future benefit payments, net of terminations and reinsurance recoverables, and discounted at interest rates based on investment rates at the time of disability.
Liabilities for policies in-force as of the Merger Date were set to fair value, using assumptions that reflected current best estimates as of the Merger Date.
Policy Loans
Policy loans are carried at unpaid principal balances. Policy loans are not granted for amounts in excess of the accumulated cash surrender value of the policy or contract.
Investments in Limited Partnerships
The Company invests in limited partnerships where the primary return on investment is in the form of income tax credits and the tax benefit on the pass-through of partnership activity. These partnerships (collectively referred to as "tax credit investments") are established to invest in low-income housing and other qualifying purposes. Refer to Note 4 for further discussion.
Variable Interest Entities
The Company performs an ongoing qualitative assessment of its involvement with variable interest entities (VIEs). A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support, or where investors lack certain characteristics of a controlling financial interest. The Company assesses its contractual, ownership or other interests in a VIE to determine whether it has a variable interest in the entity, and if so, to determine whether the Company has a controlling financial interest and would therefore be considered the primary beneficiary of the VIE. If it is determined the Company is the primary beneficiary of a VIE, the Company includes the assets and liabilities of the VIE in the consolidated financial statements.
The limited partnerships that the Company invests in meet the definition of a VIE. Because the Company, as a limited partner, lacks the ability to direct the activities of any of these partnerships, it is not considered the primary beneficiary and therefore has not consolidated them. The maximum exposure to loss in these VIEs was $176.3 and $215.3 as of December 31, 2017 and 2016, respectively. The maximum exposure to loss includes commitments to provide future capital contributions.
In the normal course of business, the Company also makes passive investments in structured securities issued by VIEs. These structured securities primarily include residential and commercial mortgage-backed securities and collateralized loan obligations. Because the Company lacks the ability to direct the activities that most significantly impact the economic performance of the VIEs, it is not considered the primary beneficiary and therefore does not consolidate them. The Company’s maximum exposure to loss with respect to these investments is limited to the amortized cost of the Company’s investment, which was $5,053.9 and $5,155.2 as of December 31, 2017 and 2016, respectively.
Subsequent Events
The Company has evaluated the effects of events subsequent to December 31, 2017, and the accounting and disclosure requirements related to subsequent events are included in the consolidated financial statements. Management has assessed material subsequent events through March 26, 2018, the date the financial statements were available to be issued. Disclosures about subsequent events are included in the relevant note.
Other Significant Accounting Policies
The following table includes significant accounting policies that are described in other notes to the financial statements, including the number of the note.

Significant Accounting Policy	Note #
Other Intangible Assets	3
Goodwill	3
Investments	4
Mortgage Loans	5
Derivative Financial Instruments	6
Fair Value of Financial Instruments	7
Deferred Policy Acquisition Costs (DAC)	8
Value of Business Acquired (VOBA)	8
Commitments and Contingencies	10
Segment Information	11
Reinsurance	12
Liability for Unpaid Claims	13
Income Taxes	14

Accounting Pronouncements

Standard	Description	Required date of adoption	Effect on the financial statements or other significant matters
Accounting Pronouncements Newly Adopted
Update No. 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
This standard permits entities to reclassify the residual tax effects arising from the change in enacted tax rate from the Tax Cuts and Jobs Act of 2017 (the "2017 Tax Act"). Under the standard, the tax effects stranded in accumulated other comprehensive income may be reclassified to retained earnings.
January 1, 2019
The Company early adopted this guidance using a retrospective approach, and elected to reclassify tax effects stranded in accumulated other comprehensive income (AOCI) to retained earnings for its December 31, 2017 Financial Statements. See the Statement of Stockholder's Equity and Note 9 for the impact of adoption.

Standard	Description	Required date of adoption	Effect on the financial statements or other significant matters
Accounting Pronouncements Not Yet Adopted
Update No. 2016-01, Financial Instruments (Topic 825): Recognition and Measurement of Financial Assets and Financial Liabilities
This standard amends recognition and disclosure requirements primarily for equity investments carried at fair value. Under the standard, changes in fair value will be recorded in income. In addition, the requirement to disclose the fair value of financial instruments held at amortized cost has been eliminated for nonpublic companies.
January 1, 2018
The Company adopted the standard using a modified retrospective approach.

The Company holds equity investments classified as available-for-sale securities that were impacted by the standard.

Upon adoption, $114.0 of net unrealized gains, net of taxes of $30.3, related to these securities were reclassified from AOCI to retained earnings.

Subsequent to adoption, the Company expects increased volatility in net income, as fluctuations in fair value of these securities will be recorded through realized gains (losses) on the consolidated statements of income.

Update No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities
This standard amends the recognition and measurement of hedging instruments to better represent an entity's risk management activities. Under the standard, the requirement to separately measure and report hedge ineffectiveness is eliminated. In addition, the standard provides relief from certain initial documentation requirements and replaces the requirement for quarterly quantitative ineffectiveness testing with a qualitative approach.
January 1, 2019
The Company is in the early stages of evaluating the potential impact of the standard on its financial statements. The Company holds derivative instruments that will be impacted by the standard (See Note 6 for details regarding these holdings).

Upon adoption, the Company will apply the standard using a modified retrospective approach. The Company is considering whether to early adopt.

Update No. 2016-02, Leases (Topic 842)
This standard amends the recognition requirements for all leases with a term greater than 12 months and provides new guidelines for the identification of a lease within a contract. Under the standard, companies must measure and recognize a liability to make lease payments and a right-of-use asset representing the right to use the underlying asset for the lease term. In addition, the standard requires expanded quantitative and qualitative disclosures.
January 1, 2019
The Company is in the early stages of evaluating the potential impact of the standard on its financial statements. The majority of the Company's leases are currently accounted for as operating leases.

Upon adoption, the Company will apply the standard using a modified retrospective approach and apply the requirements to all existing leases.

Update No. 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities
This standard amends the guidance for amortization of premiums on purchased callable debt securities. Under the standard, premiums on these securities will be amortized to the earliest call date, rather than final maturity of the security. The guidance applies only to bonds for which the call date and price is fixed. Further, the amortization period for debt securities carried at a discount will not be impacted.
January 1, 2019
The Company is in the early stages of evaluating the potential impact of the standard on its financial statements.

Upon adoption, the Company will apply the standard using a modified retrospective approach.

Accounting Pronouncements Not Yet Adopted (cont.)

Update No. 2016-13, Financial Instruments - Credit Losses (Topic 326)
This standard amends the credit loss measurement guidance for available-for-sale securities. Credit losses will be recognized in a credit allowance account rather than as reductions in the amortized cost of the securities. Further, entities are no longer allowed to consider length of time a security has been underwater as a factor when evaluating credit losses.
This standard also amends existing guidance on the impairment of certain financial instruments by adding an impairment model that reflects expected credit losses. This requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.
January 1, 2020
The Company is in the early stages of evaluating the potential impact of the standard on its financial statements.

Upon adoption, the Company will apply the standard using a modified retrospective approach.

Update No. 2017-04, Intangibles - Goodwill and Other (Topic 350)
This standard removes the requirement to calculate the implied fair value of goodwill (Step 2 of the goodwill impairment test) to measure a goodwill impairment charge. A goodwill impairment charge will now be measured as the amount by which a reporting unit's carrying value exceeds its fair value determined in Step 1 of the goodwill impairment test.

This impairment test will be applied to goodwill assigned to all reporting units, even those with zero or negative carrying amounts. Entities will be required to disclose the amount of goodwill assigned to reporting units with zero or negative carrying amounts.
	January 1, 2020	The Company is monitoring the potential impact of the standard on its annual goodwill impairment assessment. Upon adoption, the Company will apply the standard prospectively.
2. Summary of Significant Accounting Policies
The interim condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that may affect the amounts reported in the interim condensed consolidated financial statements and accompanying notes. These interim condensed consolidated financial statements are unaudited and in management's opinion include all adjustments, consisting of normal recurring adjustments and accruals, necessary for a fair presentation. All significant intercompany transactions and balances have been eliminated. Certain reclassifications have been made to prior year financial information to conform to the current period presentation. Management has assessed subsequent events through October 31, 2018, the date the financial statements were issued. Subsequent events requiring disclosure are included in Notes 2 and 11.
The interim condensed consolidated financial statements should be read in conjunction with the December 31, 2017 audited consolidated financial statements. Financial results for the six months ended June 30, 2018 are not necessarily indicative of the results that may be expected for the twelve months ended December 31, 2018.
A full description of the Company's significant accounting policies is included in the December 31, 2017 audited consolidated financial statements.
Reinsurance Transaction
In September 2018, the Company, entered into a 100% modified coinsurance reinsurance agreement with Resolution Re Ltd. for $6.8 billion of its in-force block of income annuities. Income annuity policies issued after September 30, 2017 are not included in this agreement. The transaction reduces the Company's exposure to long-term interest rate risk associated with the long-tail nature of the reinsured business. The reinsured business is primarily comprised of structured settlement annuities that the Company discontinued selling in 2012. Under terms of the agreement, the Company will continue to service the reinsured business and hold the associated invested assets and policyholder liabilities on its balance sheets. However, Resolution Re Ltd. will be responsible for asset management, subject to investment management guidelines. The Company will continue to sell retail SPIAs as part of its retirement product offerings.
Income Taxes
The Company had a negative effective tax rate for the six months ended June 30, 2018 and 2017. The Company's effective tax rate differs from the U.S. federal income tax rate each year, primarily due to benefits from the Company's tax credit investments relative to the forecasted income from operations for the full fiscal year
On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the "2017 Tax Act") was signed into law. The effects of the 2017 Tax Act were reasonably estimated and recorded as a provisional amount for the year ended December 31, 2017. As analysis of the 2017 Tax Act is completed, and any additional guidance is issued and interpreted, there may be adjustments to this provisional amount, which will be recorded in the provision for income taxes in the period made. There were no significant adjustments to the provisional amount recorded during the six months ended June 30, 2018.
Accounting Pronouncements Newly Adopted
ASU No. 2016-01, Financial Instruments (Topic 825): Recognition and Measurement of Financial Assets and Financial Liabilities. This accounting standards update (ASU) amends recognition and disclosure requirements primarily for equity investments carried at fair value. Under the standard, changes in fair value are recorded in income.
The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The Company held equity investments previously classified as available-for-sale securities that were impacted by the standard. Upon adoption, $114.3 of net unrealized gains, net of taxes of $30.4, related to these securities were reclassified from accumulated other comprehensive income (loss) (AOCI) to retained earnings. Subsequent to adoption, changes in fair value of these securities are recorded through net realized gains (losses) in the consolidated statements of income (loss). As a result, the Company expects increased volatility in net income.
Accounting Pronouncements Not Yet Adopted
ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. This standard amends the recognition and measurement of hedging instruments to better represent an entity's risk management activities. Under the standard, the requirement to separately measure and report hedge ineffectiveness is eliminated. In addition, the standard provides relief from certain initial documentation requirements and replaces the requirement for quarterly quantitative ineffectiveness testing with a qualitative approach. The update is effective beginning January 1, 2019.
The Company is evaluating the potential impact of the standard on its financial statements. The Company holds derivative instruments that will be impacted by the standard (See Note 6 for details regarding these holdings). Upon adoption, the Company will apply the standard using a modified retrospective approach.
ASU No. 2016-02, Leases (Topic 842): This standard amends the recognition requirements for all leases with a term greater than 12 months and provides new guidelines for the identification of a lease within a contract. Under the standard, companies must measure and recognize a liability for future lease payments and a right-of-use asset for the right to use the underlying asset for the lease term. Entities may elect a simplified transition option, under which they recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption rather than in the earliest period presented. In addition, the standard requires expanded quantitative and qualitative disclosures. The update is effective beginning January 1, 2019.
The Company has compiled an inventory of all its leases and is currently assessing the impact of the standard and updating internal processes to ensure compliance with the revised guidance. The majority of the Company's leases are currently accounted for as operating leases. The Company does not anticipate that this standard will impact its expense recognition pattern. Upon adoption, the Company will apply the standard using a modified retrospective approach and apply the requirements to all existing leases using the simplified transition option.
ASU No. 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. This standard amends the guidance for amortization of premiums on purchased callable debt securities. Under the standard, premiums on these securities will be amortized to the earliest call date, rather than final maturity of the security. The guidance applies only to bonds for which the call date and price are fixed. The amortization period for debt securities carried at a discount will not be impacted. The update is effective beginning January 1, 2019.
The Company is evaluating the potential impact of the standard on its financial statements. Upon adoption, the Company will apply the standard using a modified retrospective approach.
ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): This standard amends the credit loss measurement guidance for available-for-sale securities. Credit losses will be recognized in a credit allowance account rather than as reductions in the amortized cost of the securities. Entities will no longer be allowed to consider length of time a security has been underwater as a factor when evaluating credit losses. This standard further amends existing guidance on the impairment of certain financial instruments by adding an impairment model that reflects expected credit losses. This requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The update is effective beginning January 1, 2020.
The Company is in the early stages of evaluating the potential impact of the standard on its financial statements, with a focus on fixed maturity securities, mortgage loans, and reinsurance recoverables. Upon adoption, the Company will apply the standard using a modified retrospective approach.
ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350). This standard removes the requirement to calculate the implied fair value of goodwill (Step 2 of the goodwill impairment test) to measure a goodwill impairment charge. A goodwill impairment charge will now be measured as the amount by which a reporting unit's carrying value exceeds its fair value determined in Step 1 of the goodwill impairment test. This impairment test will be applied to goodwill assigned to all reporting units, even those with zero or negative carrying amounts. The update is effective beginning January 1, 2020.
The Company is monitoring the potential impact of the standard on its annual goodwill impairment assessment. Upon adoption, the Company will apply the standard prospectively.
ASU No. 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. This standard amends the guidance for long-duration contracts.  Entities will be required to measure the liability for future policy benefits by reviewing and updating assumptions used to measure cash flows at least annually and recognize any change in net income.  The discount rate assumption must be based on observable market inputs and updated at each reporting period, with any resulting change recognized in other comprehensive income.  A fair value model will be required to measure the market risk benefits.  Finally, for contracts within the scope of this guidance, deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins will be required to be amortized on a constant level basis over the expected term of the related contracts.  The standard also amends disclosure requirements to include disaggregated rollforwards of the related liabilities and information about significant assumptions used. The update is effective beginning January 1, 2021.
This ASU was recently released and the Company is in the early stages of assessing the impact on its annuity and life insurance contracts.
ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. This standard amends the disclosure requirements for fair value measurements. Under the standard, there are new disclosure requirements for Level 3 fair value measurements as well as the elimination of certain current disclosure requirements. The update is effective beginning January 1, 2020.
This ASU was recently released and the Company is in the early stages of assessing the impact on its financial statements.